STATEMENT OF CASH FLOWS - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
CASH FLOW FROM OPERATING ACTIVITIES
Profit (loss) for the year	R$ 2,974,510		R$ (2,858,626)		R$ 1,040,689
Adjustments to reconciliate profit (loss) for the periods with net cash genereted by (used in) operating activities:
Depreciation and amortization	1,587,995		1,596,317		1,766,872
Interest and exchange variation on short-term investments	(977,203)		(537,289)		(264,764)
Loss from swap and forward derivative contracts	1,791,905		992,813		(441,554)
Increse (reversion) of provision for tax, civil and labor risks	71,166		28,844		(56,177)
Monetary adjustment of judicial deposits	(28,460)		(35,508)		(15,246)
Monetary adjustment of provision for tax, civil and labor risks	73,011		79,280		25,731
Income tax and social contribution	(86,400)		119,568		(1,250,013)
Income from sale and write-off of property, plant and equipment and intagible	174,227		55,701		174,993
Interest and exchange rate variation on leases	187,410		115,938		202,093
Interest and exchange rate variation on borrowings, financing and debentures, net of acquisition costs	517,531		348,742		898,467
Adjustment and exchange rate variation on other assets and liabilities	2,777		2,757		2,198
Provision (reversal) for losses on property, plant and equipment, intangible assets and leases	22,040		34,198		89
Impairment of goodwill	663,892		282,921
Increase (reversion) of provision for stock option plans	118,858		258,475		275,632
Trade accounts receivables losses, net of reversals	605,874		605,995		837,298
Inventory losses, net of reversals	422,498		305,705		400,019
Reversion of carbon credits provision	(12,459)		(17,948)		(13,618)
Effect from hyperinflationary economy	117,553		349,859		165,826
Gain on Borrowing and financing prepayment	(206,228)		12,510		(70)
Cash flows from (used in) operations before changes in working capital	8,020,497		1,740,252		3,748,466
DECREASE (INCREASE) IN ASSETS
Trade accounts receivable and related parties receivable	(1,137,677)		(686,691)		(645,157)
Inventories	(140,418)		485,787		(1,117,671)
Recoverable taxes	490,981		106,221		(315,458)
Other assets	(406,665)		197,023		(1,223,245)
Subtotal	(1,193,779)		102,340		(3,301,531)
INCREASE (DECREASE) IN LIABILITIES
Domestic and foreign trade accounts payable and related parties payable	(110,615)		39,730		467,538
Payroll, profit sharing and social charges, net	41,524		(19,783)		(42,274)
Tax liabilities	(8,843)		46,730		(13,232)
Other liabilities	(5,488)		(370,854)		(165,386)
Subtotal	(83,422)		(304,176)		246,646
OTHER CASH FLOWS FROM OPERATING ACTIVITIES
Payment of income tax and social contribution	(381,489)		(434,688)		(976,542)
Release of judicial deposits net of withdrawals	21,734		40,054		(3,893)
Payments related to tax, civil and labor lawsuits	(59,875)		(125,569)		(132,784)
Payments due to settlement of derivative transactions	(1,487,092)		(594,225)		(9,040)
Payment of interest on lease	(124,516)		(148,342)		(181,271)
Payment of interest on borrowings, financing and debentures	(1,067,731)		(789,592)		(764,883)
Operating Activities - discontinued operations	(5,992,000)		1,185,485		1,260,662
CASH (USED IN) GENERATED BY OPERATING ACTIVITIES	(2,347,673)		671,539		(114,170)
CASH FLOW FROM INVESTING ACTIVITIES
Additions of property, plant and equipment and intangible	(947,106)		(765,867)		(986,019)
Proceeds from sale of property, plant and equipment and intangible	524,381		14,794		114,473
Short-term investments acquisition	(18,867,618)		(12,763,990)		(11,739,911)
Redemption of short-term investments	16,744,695		12,927,831		12,325,210
Redemption of interest on short-term investments	211,979		152,398		127,416
Investing activities - discontinued operations	12,287,226		(336,953)		(493,208)
CASH (USED IN) GENERATED BY INVESTING ACTIVITIES	9,953,557		(771,787)		(652,039)
CASH FLOW FROM FINANCING ACTIVITIES
Repayment of lease - principal	(303,313)		(277,086)		(865,503)
Repayment of borrowings, financing and debentures – principal	(8,057,650)		(6,379,559)		(7,247,551)
New borrowings, financing, and debentures	1,494,101	[1]	8,557,507	[2]	5,683,509
Acquisition of treasury shares, net of receipt of option strike price			(120,300)		(174,113)
Payment of dividends and interest on equity			(180,512)
Receipt (payment) of funds due to settlement of derivative transactions	(310,870)		118,707		1,570,584
Capital Increase	91		2,741
Financing activities - discontinued operations	(584,118)		(1,123,031)		(212,108)
CASH (USED IN) GENERATED BY FINANCING ACTIVITIES	(7,761,759)		598,467		(1,245,182)
Effect of exchange rate variation on cash and cash equivalents	(288,894)		(309,763)		196,976
(DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(444,769)		188,456		(1,814,415)
Opening balance of cash and cash equivalents	4,195,713		4,007,257		5,821,672
Closing balance of cash and cash equivalents	3,750,944		4,195,713		4,007,257
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	R$ (444,769)		R$ 188,456		R$ (1,814,415)

[1]	The movement that occurred in 2023 is mainly due to the revolving credit line obtained by the subsidiary Natura &Co Luxembourg during the year, which was fully settled during the third quarter with resources from the sale of the former subsidiary Aesop.
[2]	Funding carried out in the year ended December 31, 2022 basically refers to: (i) use of a revolving credit line in the principal amount of up to US$625.0 million by the subsidiary Natura &Co Luxembourg; (ii) issuance of debt securities by the subsidiary Natura &Co Luxembourg maturing on April 19, 2029 in the total principal amount of US$600 million (approximately R$2,809 million), subject to interest of 6.00% per year, which are guaranteed by Natura &Co Holding and the subsidiary Natura Cosmeticos S.A. (iii) issuance of the 11th series of debentures in the amount of R$826 million maturing in 2025 and issuance of the 12th series of debentures in the amount of R$1,050 million, maturing between 2025 and 2032 by the subsidiary Natura Cosmeticos S.A. (iv) issuance of commercial notes by the subsidiary Natura Cosmeticos in the amount of R$500 million maturing in 2025 and (v) new credit line in the total principal amount of US$250 million by the subsidiary Natura &Co Luxembourg.